Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Short-term investments	$ 249,984	$ 519,755
Bermuda
Investment [Line Items]
Short-term investments	109,422	398,570
Non-Bermuda
Investment [Line Items]
Short-term investments	140,562	121,185
Unrestricted
Investment [Line Items]
Short-term investments	226,390	501,861
Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	87,369	380,676
Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	139,021	121,185
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	23,594	17,894
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Bermuda
Investment [Line Items]
Short-term investments	22,053	17,894
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-Bermuda
Investment [Line Items]
Short-term investments	1,541	0
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	139,514	117,313
Maturing within three months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	67,528	36,953
Maturing within three months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	71,986	80,360
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	86,876	384,548
Maturing between three to six months | Unrestricted | Bermuda
Investment [Line Items]
Short-term investments	19,841	343,723
Maturing between three to six months | Unrestricted | Non-Bermuda
Investment [Line Items]
Short-term investments	$ 67,035	$ 40,825